RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of related party transactions

  Activity for related party transactions during 2014 and 2013 is as follows (dollars in thousands):

	2014	2013
Related party extensions of credit, beginning of period	$3,822	$3,831
New loans	2,081	1,116
Repayments	(1,129)	(1,125)
Related party extension of credit, end of period	$4,774	$3,822